Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 5,100,000	$ 2,300,000
Unrecognized Tax Benefits	945,000	$ 810,000	$ 721,000
Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount	1,100,000
California Franchise Tax Board [Member] | Research Tax Credit Carryforward [Member]
Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount	1,100,000
Domestic Tax Authority [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	84,800,000
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	66,800,000
Foreign Tax Authority [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	$ 1,000,000
Minimum [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carry Forwards, Expiration Year	2026
Tax Credit Carry Forward, Expiration Year	2027
Open Tax Year	2006
Maximum [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carry Forwards, Expiration Year	2034
Tax Credit Carry Forward, Expiration Year	2034
Open Tax Year	2014